Business combination - Summary of the Identified assets and liabilities as of the acquisition date (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Jul. 01, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)
Identified Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income		₩ 83,499,522	$ 57,803,137		₩ 43,797,745
Financial assets at amortised cost		431,203,242			₩ 417,674,993
ABL Life Insurance Co Ltd [Member]
Identified Assets And Liabilities [Line Items]
Cash and cash equivalents		327,090
Financial assets at fair value through profit or loss		5,724,722
Financial assets at fair value through other comprehensive income		11,300,915
Financial assets at amortized cost	[1]	1,647,554
Derivative assets		31,506
Investment properties		154,006
Premises and equipment		329,899
Intangible assets		36,152
Deferred tax assets		305,354
Reinsurance contracts assets		7,704
Other assets		41,402
Sub-total		19,906,304
Insurance contract liabilities		18,324,194
Reinsurance contract liabilities		125,450
Investment contract liabilities		930
Financial liabilities at fair value through profit or loss		8,239
Financial liabilities at amortized cost		828,081
Derivative liabilities		27,827
Provisions		14,848
Other liabilities		4,970
Sub-total		19,334,539
Identifiable Net Assets Fair value	[2]	571,765
Contractual gross amount of financial assets at amortized cost				₩ 1,670,314
Contractual cash flows not expected to be recovered at acquisition date				25,489
Tongyang Life Insurance Co Ltd [Member]
Identified Assets And Liabilities [Line Items]
Cash and cash equivalents		286,417
Financial assets at fair value through profit or loss		5,799,449
Financial assets at fair value through other comprehensive income		21,635,551
Financial assets at amortized cost	[3]	6,544,801
Derivative assets		172,326
Investment properties		426,509
Premises and equipment		115,287
Intangible assets		29,953
Deferred tax assets		130,646
Investments in associates		28,521
Reinsurance contracts assets		578,741
Other assets		53,754
Sub-total		35,801,955
Insurance contract liabilities		28,743,076
Reinsurance contract liabilities		10,900
Investment contract liabilities		3,474,425
Financial liabilities at fair value through profit or loss		256
Financial liabilities at amortized cost		1,100,627
Derivative liabilities		196,317
Provisions		41,393
Other liabilities		35,503
Sub-total		33,602,497
Identifiable Net Assets Fair value	[2]	₩ 2,199,458
Financial assets at amortised cost				6,547,834
Contractual cash flows not expected to be recovered at acquisition date				₩ 90,923

[1]	The financial assets measured at amortized cost that were acquired have been estimated at fair value. The contractual gross amount of ABL Life’s financial assets measured at amortized cost is KRW 1,670,314 million, and the contractual cash flows that are not expected to be recovered as of the acquisition date are estimated at KRW 25,489 million.
[2]	The Group measured the identifiable assets and liabilities of the acquiree at their fair values as of the acquisition date for the purpose of allocating the consideration transferred.
[3]	The financial assets measured at amortized cost that were acquired have been estimated at fair value. The contractual gross amount of Tongyang Life’s financial assets measured at amortized cost is KRW 6,547,834 million, and the contractual cash flows that are not expected to be recovered as of the acquisition date are estimated at KRW 90,923 million.